Supplement to the currently effective Statement of Additional Information for the following funds:

Scudder Value Series, Inc.
Scudder Contrarian Fund
(Class A, Class B, Class C and Class I Shares)

Scudder-Dreman High Return Equity Fund
(Class A, Class B, Class C, Class I and Institutional
Class Shares)

Scudder-Dreman Small Cap Value Fund
(Class A, Class B, Class C, Class I and Institutional
Class Shares)


Effective December 1, 2002, Scudder Large Company Value Fund will no longer be offered through this Statement of Additional Information.






December 1, 2002